Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Apr. 10, 2013	Jun. 29, 2012
Document Type	Other
Amendment Flag	false
Document Period End Date	Dec. 31, 2012
Trading Symbol	irld
Entity Registrant Name	IRELAND INC.
Entity Central Index Key	0001166338
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		146,059,542
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well Known Seasoned Issuer	No
Entity Public Float			$ 70,587,807
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY